CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical)	Jan. 20, 2026	May 23, 2023 $ / shares	Dec. 31, 2025 $ / shares shares	Jul. 25, 2025 $ / shares	Jul. 24, 2025 $ / shares	Jun. 30, 2025 $ / shares shares	Feb. 06, 2024 shares	Jun. 30, 2022 $ / shares shares
Ordinary shares, par value (in dollars per share) | $ / shares		$ 0.3		$ 0.000001	$ 0.3			$ 0.01
Ordinary shares, shares authorized (in shares)							500,000,000	3,000,000
Ordinary shares, shares issued (in shares)			1,476,900
Ordinary shares, shares outstanding ((in shares)						970,185
Reverse share split		0.03
Subsequent Events
Reverse share split	0.0167
Class A Ordinary Shares
Ordinary shares, par value (in dollars per share) | $ / shares			$ 0.00006			$ 0.00006
Ordinary shares, shares authorized (in shares)			237,500,000			237,500,000
Ordinary shares, shares issued (in shares)			1,476,900			970,185
Ordinary shares, shares outstanding ((in shares)			1,476,900
Class B Ordinary Share
Ordinary shares, par value (in dollars per share) | $ / shares			$ 0.00006			$ 0.00006
Ordinary shares, shares authorized (in shares)			12,500,000			12,500,000
Ordinary shares, shares issued (in shares)			12,800			12,800
Ordinary shares, shares outstanding ((in shares)			12,800			12,800